Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Abstract]
Advanced to suppliers	[1]	¥ 2,056,858	$ 288,609	¥ 1,602,310
Deposits	[2]	8,943,059	1,254,849	9,644,591
Tax/expenses paid on behalf of clients		448,108	62,876	3,182,361
Loan & interest receivable	[3]	4,163,442	584,196	3,845,273
Prepaid VAT and other taxes		2,628,647	368,840	2,770,436
Other receivables	[4]	571,383	80,174	442,354
Total		18,811,497	2,639,544	21,487,325
Allowance for credit losses related to prepaid expenses and other current assets		(9,185,409)	(1,288,855)	(8,973,447)	$ (1,259,113)	¥ (237,704)
Total prepaid expenses and other receivables, net		¥ 9,626,088	$ 1,350,689	¥ 12,513,878

[1]	The balance mainly represents the advance payments made chartered airlines freight services and rent.
[2]	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors.
[3]	The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”). In May 2022, the Group entered into a term sheet with an intention to acquire Expecs of which core business is to offer services of inspection assistance for China Customs and customs brokerage. The Group prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan bearing an annual interest rate of 6%. In July 2024, the loan was extended for one more year due on June 30, 2025. During the six months ended June 30, 2024, there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB4,050,273 (US$568,316) as of June 30, 2024.
[4]	The balance mainly represents the prepaid rent and some advances to employees for routine business or travel needs.